Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (90,022)	$ (13,101)	¥ (39,330)	¥ (16,627)
Adjustments to reconcile net loss from operations to net cash used by operating activities:
Depreciation and amortization	5,794	843	4,333	3,954
Allowance/(write-back) for obsolete inventories, net	(407)	(59)	293	7,589
(Reversal of)/provision for doubtful account, net			3,406	(836)
Loss on equity method investment				833
Share-based compensation and expenses	63,656	9,264
Loss on disposal of property and equipment	184	27	10
Impairment of an intangible asset			348
Deferred tax	(171)	(25)
Net changes in operating assets and liabilities:
Accounts receivable	(27,564)	(4,011)	(5,725)	21,477
Prepaid expenses and other current assets	(25,871)	(3,765)	5,937	(26,173)
Inventories	20,627	3,002	(4,629)	(10,934)
Accounts payable	19,629	2,856	27,324	(9,924)
Other payables and accrued liabilities, and lease liabilities	8,888	1,293	(11,925)	27,993
Related parties	881	128	(699)	527
Deferred revenue				(400)
Government grants	8,697	1,266
Other non-current assets	541	79	(208)
Net cash used in operating activities	(15,138)	(2,203)	(20,865)	(2,521)
Cash flows from investing activities:
Payment for property and equipment	(2,593)	(377)	(5,858)
Payment for intangible assets	(307)	(45)		(2,201)
Cash received from consolidation, net of cash acquired			28
Net cash used in investing activities	(2,900)	(422)	(5,830)	(2,201)
Cash flows from financing activities:
Proceeds from short-term borrowings	66,300	9,648	46,500	47,600
Loan received from a shareholder	4,010	584	5,980	900
Proceeds from long-term borrowings			9,000
Repayment of loan from a shareholder	(3,000)	(437)	(3,000)	(1,500)
Repayment of short-term borrowings	(48,145)	(7,006)	(41,520)	(31,800)
Repayments of long-term borrowings	(870)	(127)	(5,760)	(1,200)
Down payment for financing services			(19,003)
Contribution in a subsidiary by a shareholder			6,429
Proceeds from issuance of ordinary shares through initial public offering			88,262
Net cash provided by financing activities	18,295	2,662	86,888	14,000
Effect of exchange rate changes on cash and cash equivalent and restricted cash	4,985	725	(2,478)	(855)
Net increase in cash and cash equivalent and restricted cash	5,242	763	57,715	8,423
Cash and cash equivalents and restricted cash at beginning of year	67,192	9,778	9,477	1,054
Cash and cash equivalents and restricted cash at end of year	72,434	10,541	67,192	9,477
Supplemental disclosures of cash flow information:
Income taxes refunded				(364)
Interest paid	6,097	887	4,707	2,461
Restricted cash	500	73	500	500
Cash and cash equivalents	71,934	10,468	66,692	8,977
Cash, cash equivalents and restricted cash	¥ 72,434	$ 10,541	¥ 67,192	¥ 9,477